Other liabilities - Changes in the provision for employee benefits (Details) - Provision for employee benefit obligation - Employee benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 4,382	$ 4,376
Actuarial gain/loss (in other comprehensive income)	13	(32)
Service Cost	(273)	367
Amounts paid in the year	(359)	(418)
Other	275
Translation differences and inflation adjustment	(153)	89
Balances at the end of year	$ 3,885	$ 4,382